Marketable securities (Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 288,170	$ 410,477
Unrealized gains	540	744
Unrealized losses	(56)	(265)
Fair Value	288,654	410,956
U.S. Treasury and other U.S. government agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	116,586	117,876
Unrealized gains	126	210
Unrealized losses	(32)	(81)
Fair Value	116,680	118,006
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	171,584	292,601
Unrealized gains	414	534
Unrealized losses	(24)	(184)
Fair Value	$ 171,974	$ 292,950